Schedule of Average Exchange Rates and Reporting Date Exchange Rates (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Average foreign exchange rate	0.6408	0.6556
Reporting date exchange rates	0.6550	0.6624